Expense Example - Protective Life Dynamic Allocation Series - Moderate Portfolio - Protective Life Dynamic Allocation Series - Moderate Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, By Year, Column [Text]	Protective Life Dynamic Allocation Series - Moderate Portfolio
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,271